Subsequent Events - (Details) - USD ($)								1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 11, 2026	Aug. 10, 2026	Aug. 03, 2026	Jul. 31, 2026	Jul. 30, 2026	Apr. 02, 2026	Mar. 31, 2026	Jul. 28, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 13, 2026
Subsequent Events [Line Items]
Advances from related party										$ 336,408	$ 536,000	$ 1,007,000	$ 1,890,000
Marketing fee						$ 150,000
Common stock, par value										$ 0.001		$ 0.001	$ 0.001
Share Exchange Agreement [Member]
Subsequent Events [Line Items]
Common stock, par value						$ 0.00001
Subsequent Event [Member]
Subsequent Events [Line Items]
Advances from related party		$ 0							$ 123,000
Shares issued and sold					8,000
Repayment amount			$ 500,000				$ 200,000
Accrued interest			97,387				71,433
Principal repayments			$ 402,613				$ 128,567		$ 128,567
Future loan		2,597,344												$ 213,450
Balance owed		$ 402,656												$ 2,786,550
Initial purchase units	500
Marketing fee						$ 500,000
Aggregate value of shares sold					$ 8,000,000
Subsequent Event [Member] | Installment One [Member]
Subsequent Events [Line Items]
Marketing fee						$ 150,000
Subsequent Event [Member] | Installment Two [Member]
Subsequent Events [Line Items]
Issuance of shares						350,000
Subsequent Event [Member] | Streeterville March 2026 Convertible Note Warrants [Member]
Subsequent Events [Line Items]
Warrant shares		246,000			4,000
Warrants exercise price					$ 6.8
Subsequent Event [Member] | Securities Purchase Agreement Second Closing [Member]
Subsequent Events [Line Items]
Shares issued and sold					8,000
Aggregate purchase price					$ 8,000,000
Subsequent Event [Member] | GolfSuites - Co-Marketing and Collaboration Agreement [Member]
Subsequent Events [Line Items]
Initial purchase units	500
Marketing fee				$ 350,000
Subsequent Event [Member] | Share Exchange Agreement [Member]
Subsequent Events [Line Items]
Shares issued and sold						562,500
Marketing fee						$ 150,000
Common stock, par value						$ 0.00001
Aggregate value of shares sold						$ 4,500,000
Issuance of shares						562,500
Share Price						$ 8
Subsequent Event [Member] | Grafiti LLC [Member]
Subsequent Events [Line Items]
Advances from related party								$ 96,671